SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Significant Accounting Policies And Basis Of Preparation [Line Items]
Impairment loss on goodwill		$ 22,375,225
Brand
Significant Accounting Policies And Basis Of Preparation [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Licences
Significant Accounting Policies And Basis Of Preparation [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer relationships
Significant Accounting Policies And Basis Of Preparation [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Oregon CGU
Significant Accounting Policies And Basis Of Preparation [Line Items]
Impairment loss on goodwill		22,375,225
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 1,536,260